                                          SEMIANNUAL REPORT
                                          JUNE 30, 2002

PRUDENTIAL
HIGH YIELD FUND, INC.

FUND TYPE
Junk bond

OBJECTIVES
Current income, with capital appreciation as a secondary objective

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and
information about the Fund's portfolio
holdings are for the period covered by this report and are subject to change thereafter.


Prudential Financial is a service mark of
The Prudential Insurance Company of America,
Newark, NJ, and its affiliates.                 PRUDENTIAL (LOGO)

Prudential High Yield Fund, Inc.

Performance at a Glance

INVESTMENT GOALS AND STYLE
The primary investment objective of the
Prudential High Yield Fund, Inc. (the Fund) is to maximize current income. To achieve its income objective, the Fund invests in a diversified portfolio of high yield, fixed income securities. As a secondary investment objective, the Fund seeks capital appreciation, but only when consistent with the Fund's primary investment objective of current income. The Fund invests primarily in bonds rated Ba or lower by Moody's Investors
Service (Moody's), or BB or lower by Standard &
Poor's Ratings Group (Standard & Poor's), and in securities either rated by another major rating service or unrated securities of comparable quality ("junk bonds"). Since the Fund invests in junk bonds, there is a greater risk of default of payment of principal and interest than higher-rated securities. There can be no assurance that the Fund will achieve its investment objectives.

Credit Quality

Expressed as a percentage of
total investments* as of 6/30/02
        6.9%    Baa
        30.9    Ba
        43.1    B
         9.5    Caa or lower
         1.1    Not Rated
         6.9    Equities & Other
         1.6    Cash & Equivalents

*Excludes cash received as a result of
 securities on loan.

Ten Largest Issuers

 Expressed as a percentage of
total investments* as of 6/30/02
    2.7%   Allied Waste North America, Inc.
    2.6    Charter Communications Holdings LLC
    2.5    CSC Holdings, Inc.
    1.6    Lyondell Chemical Co.
    1.5    Calpine Corp.
    1.4    Midland Funding Corp.
    1.2    Fox Family Worldwide, Inc.
    1.2    Service Corp. International
    1.1    AES Drax Energy Ltd.
    1.0    Paxson Communications Corp.

    Holdings are subject to change.

*Excludes cash received as a result of
 securities on loan.

                               www.prudential.com    (800) 225-1852

Semiannual Report    June 30, 2002

Cumulative Total Returns1                                       As of 6/30/02

                                               Six Months   One Year   Five Years    Ten Years    Since Inception2
Class A                                          -3.93%      -5.37%      -1.43%       67.19%         124.16%
Class B                                          -4.17       -5.85       -4.06        57.99          473.86
Class C                                          -4.17       -5.85       -4.06         N/A            31.70
Class Z                                          -3.80       -4.96       -0.23         N/A            14.65
Lipper High Current Yield Funds Avg.3            -3.77       -3.55       -1.34        62.26            ***
Lehman Brothers U.S. Corp. High Yield Index4     -4.84       -3.60        4.83        78.97            ****

Average Annual Total Returns1                               As of 6/30/02

                  One Year    Five Years    Ten Years    Since Inception2
    Class A        -9.16%       -1.10%        4.84%           6.36%
    Class B       -10.15        -0.95         4.68            7.80
    Class C        -7.64        -1.02          N/A            3.41
    Class Z        -4.96        -0.05          N/A            2.18

Distributions and Yields                                   As of 6/30/02

                   Total Distributions     30-Day
                   Paid for Six Months    SEC Yield
    Class A               $0.25            9.11%
    Class B               $0.23            8.95
    Class C               $0.23            8.86
    Class Z               $0.25            9.76

Past performance is not indicative of future results. Principal and investment return will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. 1Source:
Prudential Investments LLC and Lipper Inc.
The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 4% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1%
respectively for the first six years.
Approximately seven years after purchase,
Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for shares redeemed within 18 months of purchase. Class
Z shares are not subject to a sales charge or distribution and service (12b-1) fees.
The cumulative and average annual total
returns in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. 2Inception dates: Class A, 1/22/90; Class B, 3/29/79;
Class C, 8/1/94; and Class Z, 3/1/96. 3The
Lipper Average is unmanaged, and is based on the average return for all funds in each share class for the six-month, one-year, five-year, ten-year, and since inception periods in the Lipper High Current Yield
Funds category. Funds in the Lipper High
Current Yield Funds Average aim at high
(relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues. 4The Lehman Brothers U.S.
Corporate High Yield Index is an unmanaged index of fixed-rate, noninvestment-grade debt securities with at least one year remaining to maturity. The Index gives a broad look at how high yield (junk) bonds have performed. Investors cannot invest directly in an index. The returns for the Lipper Average and Lehman Brothers U.S.
Corporate High Yield Index would be lower if they included the effect of sales charges or taxes.
 ***Lipper Since Inception returns are
    131.29% for Class A, 570.85% for Class B,
    31.43% for Class C, and 13.26% for Class Z, based on all funds in each share class.
****Lehman Brothers U.S. Corporate High
    Yield Index Since Inception returns are
    166.75% for Class A, 418.06% for Class B,
    47.81% for Class C, and 21.29% for Class Z.
    The Lehman Brothers High Yield Bond Index began on 6/30/83, therefore the return for Class B shares represents an inception return from that time until the present
   (6/30/02).

PRUDENTIAL (LOGO)             August 15, 2002

DEAR SHAREHOLDER,
The reporting period for the Prudential High
Yield Fund, Inc.--the six months ended June
30, 2002--was a time of significant change in the U.S. economy and the financial markets.
The economy had begun to rebound from its first recession in a decade. However, the Federal Reserve (the Fed) voted to leave short-term interest rates near record lows for the first half of 2002 as accounting scandals and bankruptcies at high-profile firms in the United States roiled financial markets, especially riskier assets such as stocks and high yield bonds.

In this environment characterized by
investor pessimism and distrust, it is not surprising that the high yield market posted a negative return for the six months ended
June 30, 2002, according to the Lehman
Brothers U.S. Corporate High Yield Index
(the Index). The Fund's shares posted a more modest decline than the Index during our reporting period. Total return on the Fund's
Class A shares was roughly in line with the average return of their peers, as represented by the Lipper High Current Yield Funds Average.

The Fund's management team explains
developments in the high yield bond market as well as the Fund's investments on the following pages. As always, we appreciate your continued confidence in Prudential mutual funds, and look forward to serving your future investment needs.

Sincerely,


David R. Odenath, Jr., President
Prudential High Yield Fund, Inc.

Prudential High Yield Fund, Inc.

Semiannual Report    June 30, 2002

INVESTMENT ADVISER'S REPORT

HIGH YIELD MARKET BEGAN WELL BUT ENDED POORLY
There was renewed enthusiasm for high yield corporate bonds as our six-month reporting period began in January 2002. At that time, the U.S. economy was just starting to emerge from its first recession in a decade, helped by the Fed's 11 reductions in short-term interest rates during the previous year. In fact, the economy grew at an annualized 5.0% for the first quarter of 2002, as consumer spending and the housing sector thrived in the low interest rate environment. Improving economic conditions encouraged investment in high yield bonds, even though the business environment remained very challenging for most sectors of the high yield market.

As the year progressed, the business climate for high yield bonds deteriorated and economic growth slowed. Investors' focus shifted from the economy to news of accounting scandals at high-profile corporations such as WorldCom and Adelphia
Communications. Investors were also
concerned about the recovery of corporate earnings and the potential for further acts of terrorism on the United States. In addition, many previous investment-grade bonds, such as those of Qwest Communications and Tyco International, had their ratings downgraded to junk bond status. These so-called "fallen angels" suffered substantial price declines. Therefore when they were reclassified as junk bonds, they pressured the high yield market.

TURMOIL IN TELECOM, CABLE, AND UTILITIES SECTORS
Under these difficult conditions, individual issues in the high yield market were largely perceived as either very risky or as debt securities that would allow bondholders to "sleep at night." It seemed few were viewed as falling between the two extremes.

Many of the bonds deemed very risky were in the telecommunications, cable, and utilities sectors. The telecom industry has struggled with over-capacity that built up in the 1990s when there was an abundance of capital to finance the construction of fiber optic networks. News that

Prudential High Yield Fund, Inc.

Semiannual Report    June 30, 2002

WorldCom had inflated its profits by
billions of dollars dealt another blow to the industry. WorldCom filed the largest bankruptcy in U.S. history shortly after our reporting period ended. During our reporting period, the Fund's relatively modest exposure to telecom bonds helped the Fund outperform the Index, which included a sizable percentage of telecom bonds.

The Fund had considerable exposure to bonds and preferred stock in the cable sector, which stood at 8.2% of its total investments as of June 30, 2002. Investors in high yield bonds have historically viewed the cable industry favorably for its steady cash flows. This perception was shaken by the bankruptcy of Adelphia Communications, which spread gloom throughout the sector. Adelphia revealed that it had overstated its revenue and subscriber data. Moreover, Adelphia's founder and certain members of his family were charged with misusing company monies.
While the Fund held only a modest amount of Adelphia's debt issues, it owned bonds of Cablevision Systems, Charter Communications, and other cable firms that declined sharply in price.

The utilities sector suffered from low
electricity prices and lingering contagion from Enron Corporation, the energy-trading firm that went bankrupt in late 2001. The
Fund's largest holding in this sector was Calpine, a big, efficient electricity generator. Despite the company's steps toward improving its liquidity profile, its bonds declined in value in sympathy with other bonds in the sector during our reporting period.

SOME SECTORS PERFORMED WELL DESPITE THE FRAY
In contrast to the negative returns posted by telecom, cable, and utilities, some areas of the high yield market, such as the consumer-sensitive gaming and lodging sectors, generated positive returns for the first half of 2002. Among the additional sectors that provided solid returns were homebuilding, healthcare, transportation, and metals/minerals. The Fund had good picks in these and other sectors, including bonds of Host Marriott, Graham Packaging, Eagle
Picher, and Lin Television that performed well during our reporting period.

                         www.prudential.com    (800) 225-1852

From a credit-rating perspective, the Fund was positioned quite conservatively. As of June 30, 2002, approximately 38% of its total investments were in bonds rated Ba or better. (The Ba ratings category is the highest in the junk bond market according to Moody's.) In contrast, only about 10% of its total investments were in bonds rated Caa or below, which are Moody's lowest ratings categories.

LOOKING AHEAD
We believe high yield bonds will generate good returns over the next several years as corporate earnings improve, defaults moderate, and the difference between yields on high yield bonds and U.S. Treasuries declines. The Fund continues to hold bonds of select firms in the cable and utilities industries that provide solid interest income and have the potential to gain in value. Moreover, we are adding to positions in sectors that exhibit stable-to-improving business fundamentals. Recent additions to the Fund include bonds of companies in the gaming, lodging, steel, and homebuilding sectors of the high yield market.

Prudential High Yield Fund Management Team

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited)

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  96.4%
ASSET BACKED SECURITIES  1.2%
----------------------------------------------------------------------------------------
CSAM Funding Corp. I,
 Sub. Notes, Cl. D-2           Ba2              8.28%(j)       3/29/16   $   7,000       $    6,475,000
Inner Harbor, Sub. Notes,
 Cl. B-2 (cost $4,646,501;
 purchased 4/19/01)            Ba2              11.19          6/15/13       5,000(b)         4,168,750
Liberty Square Ltd.,
 Ser. 2001-2A, Cl. D
 (cost $4,923,500; purchased
 5/23/01)                      Ba3              8.53(j)        6/15/13       5,000(b)         4,375,000
Octagon Investment Partners
 III, Sr. Sec'd Notes (cost
 $5,000,000; purchased
 12/7/99)                      Ba3              8.14(j)       12/14/11       5,000(b)         3,903,000
Stanfield/ RMF Transatlantic
 Ltd., Sr. Notes, Ser. D-1
 (cost $5,000,000; purchased
 4/19/00)                      Ba2              8.08(j)        4/15/15       5,000(b)         4,450,000
                                                                                         --------------
Total asset backed
 securities                                                                                  23,371,750
                                                                                         --------------
CORPORATE BONDS  87.5%
----------------------------------------------------------------------------------------
Banks/Financial Services/Insurance  1.3%
CB Richard Ellis Services,
 Sr. Sub. Notes                B3               11.25          6/15/11       2,390            2,007,600
Conseco, Inc., Sr. Notes       B(a)             10.75          6/15/09       6,730            3,230,400
LNR Property Corp.,
 Sr. Sub. Notes, Ser. B        Ba3              9.375          3/15/08       1,000              990,000
Sovereign Bancorp, Inc.,
 Sr. Notes                     Ba2              10.25          5/15/04       2,070            2,194,200
 Sr. Notes                     Ba2              10.50         11/15/06       1,245            1,369,500
Superior National Insurance
 Group, Gtd. Notes             C                10.75         12/01/17       1,000(e)            10,000
Ventas Realty LP,
 Sr. Notes                     Ba3              8.75           5/01/09       2,250            2,272,500
 Sr. Notes                     Ba3              9.00           5/01/12       2,050(g)         2,101,250

    6                                      See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
Western Financial Savings
 Bank, Sub. Cap. Deb.          B1               8.875%         8/01/07   $   4,400       $    4,237,882
Willis Corroon Corp.,
 Sr. Sub. Notes                Ba3              9.00           2/01/09       1,500            1,545,000
Woori Bank (South Korea),
 Sr. Notes                     Baa3             12.75          3/01/10       4,500(i)         5,275,957
                                                                                         --------------
                                                                                             25,234,289
----------------------------------------------------------------------------------------
Building & Construction  1.3%
Beazer Homes USA, Inc.,
 Sr. Notes                     Ba2              8.375          4/15/12       2,300            2,323,000
D.R. Horton, Inc.,
 Sr. Gtd. Notes                Ba1              8.00           2/01/09       5,125(g)         5,099,375
 Sr. Notes                     Ba1              8.50           4/15/12       2,375            2,383,906
KB Home, Sr. Sub. Notes        Ba3              8.625         12/15/08       6,325(g)         6,388,250
New Millenium Homes LLC, Sr.
 Notes                         NR               13.50         12/31/04       1,854(f)           927,000
Nortek, Inc.,
 Sr. Sub. Notes, Ser. B        B3               9.875          6/15/11       8,000            8,080,000
                                                                                         --------------
                                                                                             25,201,531
----------------------------------------------------------------------------------------
Cable  6.4%
Adelphia Communications
 Corp., Sr. Notes              Caa2             9.375         11/15/09      11,575(e)         4,687,875
Avalon Cable Holdings LLC,
 Sr. Disc. Notes, Zero
 Coupon (until 12/1/03)        B2               11.875        12/01/08       9,000            6,300,000
Callahan Nordrhein Westfalen
 (Germany),
 Sr. Disc. Notes, Zero
 Coupon (until 07/15/05)       Ca               16.00          7/15/10      15,000(i)           150,000
 Sr. Notes                     Ca               14.00          7/15/10       6,900(i)           276,000
Charter Communications
 Holdings LLC,
 Sr. Disc. Notes, Zero
 Coupon (until 5/15/06)        B2               11.75          5/15/11       3,000            1,050,000
 Sr. Notes                     B2               10.00          4/01/09       3,500            2,362,500

    See Notes to Financial Statements                                      7

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
 Sr. Notes                     B2               10.75%        10/01/09   $   7,800       $    5,479,500
 Sr. Notes                     B2               9.625         11/15/09      15,000            9,975,000
 Sr. Notes                     B2               10.25          1/15/10      15,600           10,608,000
 Sr. Notes                     B2               11.125         1/15/11      13,000            8,970,000
 Sr. Notes                     B2               10.00          5/15/11      14,700            9,922,500
 Sr. Sub. Notes                B2               8.625          4/01/09       5,000            3,350,000
Coaxial Communications,
 Inc., Sr. Notes               B3               10.00          8/15/06      12,000           10,800,000
Comcast UK Cable Partners
 Ltd. (Bermuda),
 Sr. Disc. Deb.                Caa2             11.20         11/15/07      12,000(i)        10,800,000
CSC Holdings, Inc.,
 Sr. Sub. Deb.                 Ba3              10.50          5/15/16       2,180            1,635,000
Diamond Cable Communications
 Co.
 (United Kingdom),
 Sr. Disc. Notes               Ca               13.25          9/30/04       2,010(e)(i)        522,600
 Sr. Disc. Notes               Ca               11.75         12/15/05       9,459(e)(i)      2,459,340
Echostar DBS Corp.,
 Sr. Notes                     B1               9.125          1/15/09      16,660           15,243,900
Insight Communications,
 Inc., Sr. Disc. Notes, Zero
 Coupon (until 2/15/06)        Caa1             12.25          2/15/11       9,719            4,179,170
Insight Midwest LP,
 Sr. Notes                     B2               10.50         11/01/10       3,000            2,805,000
Mediacom Broadband LLC,
 Sr. Notes                     B2               7.875          2/15/11       9,750            7,653,750
 Sr. Notes                     B2               11.00          7/15/13       4,000(g)         3,740,000
NTL Communications Corp.,
 Sr. Notes, Zero Coupon
 (until 10/1/03)               Ca               12.375        10/01/08       1,325              265,000
TCI Communications, Inc.,
 Sr. Notes                     Baa2             6.375          5/01/03       1,500            1,496,565
Telewest Communications PLC
 (United Kingdom),
 Sr. Disc. Deb.                Caa3             11.00         10/01/07       4,635(i)         1,854,000

    8                                      See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
United Pan-Europe
 Communications, Inc.
 (Netherlands),
 Sr. Disc. Notes, Zero
 Coupon (until 8/1/04)         Ca               12.50%         8/01/09   $   3,820(i)    $      362,900
 Sr. Disc. Notes, Zero
 Coupon (until 2/1/05)         Ca               13.75          2/01/10      21,550(i)         2,047,250
                                                                                         --------------
                                                                                            128,995,850
----------------------------------------------------------------------------------------
Chemicals  4.4%
Avecia Group PLC (United
 Kingdom), Sr. Notes           B3               11.00          7/01/09       2,550(i)         2,524,500
Huntsman International LLC,
 Sr. Notes                     B3               9.875          3/01/09       6,605(g)         6,621,512
 Sr. Sub. Notes                Caa1             10.125         7/01/09      13,741           12,298,195
IMC Global, Inc.,
 Notes                         Ba2              6.50           8/01/03       2,340            2,315,477
 Sr. Notes, Ser. B             Ba1              10.875         6/01/08       1,415(g)         1,521,125
 Sr. Notes, Ser. B             Ba1              11.25          6/01/11       9,920(g)        10,713,600
ISP Chemco, Inc.,
 Sr. Sub. Notes, Ser. B        B2               10.25          7/01/11       9,010            9,190,200
Lyondell Chemical Co.,
 Sr. Notes, Ser. B             Ba3              9.875          5/01/07       5,000            4,787,500
 Sr. Sec'd Notes               Ba3              9.50          12/15/08       9,940            9,244,200
 Sr. Sub. Notes                B2               10.875         5/01/09      18,870           16,747,125
NL Industries, Inc.,
 Sr. Sec'd. Notes              B1               11.75         10/15/03         389              389,000
OM Group, Inc.,
 Sr. Sub. Notes                B3               9.25          12/15/11      11,810           12,223,350
Sterling Chemical Holdings,
 Inc., Sr. Disc. Notes         NR               13.50          8/15/08         472(e)             1,180
                                                                                         --------------
                                                                                             88,576,964
----------------------------------------------------------------------------------------
Consumer Products & Services  1.3%
Applica, Inc., Sr. Notes       B2               10.00          7/31/08       2,165            2,186,650
Coinmach Corp., Sr. Notes      B2               9.00           2/01/10       7,945            8,064,175
Dimon, Inc., Sr. Notes         Ba3              9.625         10/15/11       3,150            3,299,625

    See Notes to Financial Statements                                      9

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
Kindercare Learning Centers,
 Inc., Sr. Sub. Notes          B3               9.50%          2/15/09   $  12,200       $   12,078,000
World Kitchen, Inc.,
 Sr. Sub. Notes                NR               9.625          5/01/08       5,030              245,213
                                                                                         --------------
                                                                                             25,873,663
----------------------------------------------------------------------------------------
Containers  2.4%
Applied Extrusion
 Technologies Inc.,
 Sr. Notes                     B2               10.75          7/01/11       5,916            5,324,400
Graham Packaging Holdings
 Co.,
 Sr. Disc. Notes, Zero
 Coupon (until 1/15/03)        CCC+(a)          10.75          1/15/09      16,925           16,417,250
 Sr. Sub. Notes, Ser. B        Caa1             8.75           1/15/08       7,150(g)         6,649,500
Radnor Holdings, Inc.,
 Sr. Notes                     B2               10.00         12/01/03       1,245            1,139,175
Silgan Holdings, Inc.
 Sr. Sub. Deb.                 B1               9.00           6/01/09      13,400           13,802,000
United States Can Corp.,
 Sr. Sub. Notes, Ser. B        Caa1             12.375        10/01/10       5,815            4,855,525
                                                                                         --------------
                                                                                             48,187,850
----------------------------------------------------------------------------------------
Energy  4.4%
AmeriGas Partners & Eagle,
 Sr. Notes                     Ba3              8.875          5/20/11       2,000            2,080,000
El Paso Energy Partners LP,
 Sr. Sub. Notes                B1               8.50           6/01/11       2,025            2,014,875
Eott Energy Partners LP,
 Sr. Notes                     B3               11.00         10/01/09       3,605            2,595,600
Hanover Equipment Trust,
 Sr. Sec'd. Notes              Ba3              8.50           9/01/08       1,985(g)         1,836,125
 Sr. Sec'd. Notes              Ba3              8.75           9/01/11       7,500(g)         6,862,500
Houston Exploration Co.,
 Sr. Sub. Notes                B2               8.625          1/01/08      11,020           11,295,500
Leviathan Gas Pipeline
 Corp., Sr. Sub. Notes         B1               10.375         6/01/09       4,750            5,035,000

    10                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
Magnum Hunter Resources,
 Inc., Sr. Notes               B2               9.60%          3/15/12   $   4,250(g)    $    4,377,500
Parker Drilling Co.,
 Sr. Notes, Ser. D             B1               9.75          11/15/06       4,485            4,574,700
Plains Exploration &
 Production Co.,
 Sr. Sub. Notes                B2               8.75           7/01/12       2,950            2,902,092
Pogo Producing Co.,
 Sr. Sub. Notes                B1               8.75           5/15/07      13,600           13,600,000
Swift Energy Co.,
 Sr. Sub. Notes                B3               10.25          8/01/09       5,705(g)         5,562,375
Tesoro Petroleum Corp.,
 Gtd. Notes, Ser. B            B2               9.00           7/01/08       8,605(g)         7,830,550
Veritas DGC, Inc.,
 Sr. Notes, Ser. C             Ba3              9.75          10/15/03       6,300            6,300,000
Vintage Petroleum, Inc.,
 Sr. Sub. Notes                B1               9.75           6/30/09       1,530            1,484,100
 Sr. Sub. Notes                B1               7.875          5/15/11       2,250            2,013,750
Westar Energy, Inc.,
 1st Mtg.                      Ba1              7.875          5/01/07       4,870            4,837,420
Western Oil Sands, Inc.,
 Sr. Sec'd. Notes              Ba2              8.375          5/01/12       4,420            4,431,050
                                                                                         --------------
                                                                                             89,633,137
----------------------------------------------------------------------------------------
Food/Beverages/Bottling  1.9%
Agrilink Foods, Inc.,
 Sr. Sub. Notes                B3               11.875        11/01/08       6,230            6,510,350
AmeriKing, Inc.,
 Sr. Notes                     Caa2             10.75         11/15/07       1,090(e)           163,507
 Sr. Notes, PIK                Caa2             13.00          5/15/08       1,161(e)           174,152
Carrols Corp., Sr. Sub.
 Notes                         B3               9.50          12/01/08      12,000           11,880,000
Core-Mark International,
 Inc., Sr. Sub. Notes          B3               11.375         9/15/03       2,035            2,092,875
Iowa Select Farms LP,
 Sec'd Notes, PIK              NR               10.75         12/01/06         582              378,248
SFC Sub, Inc.,
 Sr. Sub. Disc. Deb.           NR               11.00         12/15/09         296(e)                30

    See Notes to Financial Statements                                     11

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.,
 Sr. Notes                     Ba2              8.00%         10/15/09   $   2,500       $    2,537,500
Specialty Foods Acquisition
 Corp. Sr. Sec'd Disc. Deb.    NR               13.00          6/15/09         460(e)            13,793
Sun World Int'l., Inc., 1st
 Mtg. Notes, Ser. B            B2               11.25          4/15/04       2,435            2,441,088
Yum! Brands, Inc.,
 Sr. Notes                     Ba1              8.50           4/15/06       3,000            3,120,000
 Sr. Notes                     Ba1              8.875          4/15/11       8,000            8,480,000
                                                                                         --------------
                                                                                             37,791,543
----------------------------------------------------------------------------------------
Gaming  5.3%
Argosy Gaming Co.,
 Sr. Sub. Notes                B2               9.00           9/01/11       2,355(g)         2,416,819
Boyd Gaming Corp.,
 Sr. Sub. Notes                B1               8.75           4/15/12       2,800            2,814,000
Coast Hotels & Casinos,
 Inc.,
 Sr. Sub. Notes                B(a)             9.50           4/01/09       8,000            8,400,000
Fitzgeralds Gaming Corp.,
 Sr. Sec'd. Notes (cost
 $2,469,598; purchased
 12/27/97 and 2/11/00)         NR               12.25         12/15/04       3,072(b)(e)      1,075,257
Hollywood Casino Corp.,
 Sr. Sec'd. Notes              B3               11.25          5/01/07       6,515            7,036,200
Horseshoe Gaming LLC,
 Sr. Sub. Notes                B2               8.625          5/15/09         675              686,813
Isle of Capri Casinos, Inc.,
 Sr. Sub. Notes                B2               9.00           3/15/12         910              919,100
Majestic Investor Holdings
 LLC, Sr. Sec'd. Notes         B2               11.653        11/30/07       5,000            4,743,750
Mandalay Resort Group
 Deb.                          Ba2              6.70          11/15/96       9,595            9,634,339
 Notes                         Ba2              6.45           2/01/06       2,925            2,815,313
 Notes                         Ba3              7.625          7/15/13       8,350            7,682,000
 Sr. Notes                     Ba2              9.50           8/01/08       3,500(g)         3,710,000
 Sr. Sub. Notes, Ser. B        Ba3              10.25          8/01/07       8,750(g)         9,176,562

    12                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.,
 Sr. Notes                     Ba1              8.50%          9/15/10   $     900(g)    $      938,571
 Sr. Sub. Notes                Ba2              8.375          2/01/11       3,955(g)         4,043,988
Mohegan Tribal Gaming
 Authority, Sr. Sub. Notes     NR               8.00           4/01/12       1,935            1,942,256
Park Place Entertainment
 Corp.,
 Sr. Notes                     Ba1              7.50           9/01/09         500              492,908
 Sr. Sub. Notes                Ba2              9.375          2/15/07       2,100            2,194,500
 Sr. Sub. Notes                Ba2              7.875          3/15/10       7,500(g)         7,443,750
Pinnacle Entertainment,
 Inc., Sr. Sub. Notes, Ser.
 B                             Caa1             9.25           2/15/07       7,351            6,579,145
Station Casinos, Inc.,
 Sr. Sub. Notes                B2               9.75           4/15/07         410              424,350
 Sr. Sub. Notes                B2               9.875          7/01/10      15,657(g)        16,557,277
Sun International Hotels
 Ltd. (Bahamas), Sr. Sub.
 Notes                         B2               8.625         12/15/07       6,000(g)(i)      6,105,000
                                                                                         --------------
                                                                                            107,831,898
----------------------------------------------------------------------------------------
Healthcare  7.0%
Alaris Medical Systems,
 Inc.,
 Sr. Disc. Notes, Zero
 Coupon (until 8/1/03)         Caa2             11.125         8/01/08       3,833            3,219,720
 Sr. Sec'd Notes               B2               11.625        12/01/06       5,250            5,906,250
Alliance Imaging, Inc.,
 Sr. Sub. Notes                B3               10.375         4/15/11       4,450            4,717,000
Bio-Rad Labs, Inc.,
 Sr. Sub. Notes                B2               11.625         2/15/07       8,000            8,940,000
Biovail Corp. (Canada),
 Sr. Sub. Notes                B2               7.875          4/01/10       4,250(i)         4,101,250
Concentra Operating Corp.,
 Sr. Sub. Notes, Ser. B        B3               13.00          8/15/09      17,150           19,379,500
Hanger Orthopedic Group,
 Inc., Sr. Sub. Notes          B3               11.25          6/15/09       4,835(g)         4,871,263
Harborside Healthcare Corp.,
 Sr. Sub. Disc. Notes, Zero
 Coupon (until 8/1/04)         NR               12.00          8/01/07       7,373(e)         1,400,870

    See Notes to Financial Statements                                     13

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
HCA, The Healthcare Co.,
 Bonds                         Ba1              7.69%          6/15/25   $   1,840       $    1,832,029
 Deb.                          Ba1              7.50          11/15/95       6,235            5,903,703
 Notes                         Ba1              7.125          6/01/06       1,430            1,499,871
 Notes                         Ba1              9.00          12/15/14       4,000            4,686,848
 Notes                         Ba1              6.63           7/15/45       2,775            2,776,901
HEALTHSOUTH Corp.,
 Notes                         Ba1              7.625          6/01/12       4,000            3,962,476
 Sr. Notes                     Ba1              8.50           2/01/08       5,000            5,250,000
 Sr. Notes                     Ba1              8.375         10/01/11       4,250            4,441,250
La Quinta Corp., Notes         Ba3              7.00           8/15/07       1,150            1,098,250
Magellan Health Services,
 Inc., Sr. Sub. Notes          Caa1             9.00           2/15/08      16,400            5,904,000
Matria Healthcare, Inc.,
 Sr. Notes                     B2               11.00          5/01/08       1,110            1,043,400
Res-Care, Inc. Sr. Notes       B2               10.625        11/15/08       7,000            6,475,000
Rotech Healthcare, Inc.,
 Sr. Sub. Notes                B2               9.50           4/01/12       4,000            4,080,000
Select Medical Corp.,
 Sr. Sub. Notes                B3               9.50           6/15/09       5,000(g)         5,100,000
Service Corp. Int'l,
 Notes                         B1               6.50           3/15/08       7,825            6,964,250
 Sr. Notes                     B1               6.00          12/15/05      14,960           13,688,400
 Sr. Notes                     B1               6.30           3/15/20       2,835            2,806,650
Triad Hospitals, Inc.,
 Sr. Sub. Notes                B2               11.00(j)       5/15/09       8,800            9,680,000
US Healthworks, Inc.,
 Sr. Disc. Notes               NR               17.00         10/15/04       2,044            1,860,469
                                                                                         --------------
                                                                                            141,589,350
----------------------------------------------------------------------------------------
Industrials/Services  7.3%
Actuant Corp.,
 Sr. Sub. Notes                B3               13.00          5/01/09       3,448            3,999,680
Alliant Techsystems, Inc.,
 Sr. Sub. Notes                B2               8.50           5/15/11       2,955            3,087,975
Allied Waste North
 America, Inc.,
 Gtd. Notes, Ser. B            Ba3              8.50          12/01/08      11,035(g)        10,648,775

    14                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
 Sr. Notes                     Ba3              7.625%         1/01/06   $   8,525       $    8,226,625
 Sr. Notes                     Ba3              7.875          1/01/09      23,950(g)        22,992,000
 Sr. Sub. Notes                B2               10.00          8/01/09      10,690(g)        10,503,780
Browning-Ferris Industries,
 Inc., Sr. Deb.                Ba3              7.40           9/15/35       5,000            3,936,300
Eagle Picher Holdings, Inc.,
 Sr. Sub. Notes                Caa1             9.375          3/01/08      11,400            9,405,000
Foamex LP, Sr. Sub. Notes      B3               10.75          4/01/09       4,000(g)         4,080,000
Gentek, Inc., Sr. Sub. Notes   Ca               11.00          8/01/09      13,749            3,024,780
International Wire Group,
 Inc.,
 Sr. Sub. Notes                Caa1             11.75          6/01/05         334              298,930
 Sr. Sub. Notes                Caa1             11.75          6/01/05      18,500           16,557,500
Iron Mountain, Inc.,
 Sr. Sub. Notes                B2               8.625          4/01/13       6,000            6,135,000
Kinetek, Inc., Sr. Notes       Caa1             10.75         11/15/06       9,500            9,072,500
L-3 Communications Corp.,
 Sr. Sub. Notes                Ba3              7.625          6/15/12       7,500            7,518,750
MSX International, Inc.,
 Sr. Sub. Notes                B3               11.375         1/15/08         500              350,625
Sequa Corp., Sr. Notes         Ba3              9.00           8/01/09         510              512,550
Stellex Technologies, Inc.,
 Sr. Sub. Notes, Ser. B        NR               9.50          11/01/07       1,000(e)               130
Terex Corp.,
 Sr. Sub. Notes                B2               10.375         4/01/11       6,030            6,482,250
 Sr. Sub. Notes                B2               9.25           7/15/11       1,845            1,891,125
Thermadyne Holdings, Inc.,
 Sr. Disc. Notes, Zero
 Coupon (until 6/1/03)         C                12.50          6/01/08       2,500               12,500
Tyco Int'l. Group SA,
 Gtd. Notes                    Ba2              4.95           8/01/03       7,730(g)         6,763,750
 Sr. Notes                     Ba2              6.375          2/15/06       1,200              954,000
Xerox Corp., Sr. Notes         B1               9.75           1/15/09      13,525(g)        11,225,750
                                                                                         --------------
                                                                                            147,680,275
----------------------------------------------------------------------------------------
Lodging & Leisure  6.2%
Extended Stay America, Inc.,
 Sr. Sub. Notes                B2               9.15           3/15/08       6,050            5,989,500

    See Notes to Financial Statements                                     15

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
Felcor Lodging LP,
 Sr. Notes                     Ba3              9.50%          9/15/08   $   4,300       $    4,364,500
 Sr. Notes                     NR               9.50           9/15/08       6,000            6,090,000
Felcor Suites LP,
 Gtd. Sr. Notes                Ba3              7.375         10/01/04       7,435            7,314,181
Hilton Hotels Corp.,
 Sr. Notes                     Ba1              7.50          12/15/17       6,695            6,281,698
Host Marriott Corp.,
 Gtd. Notes, Ser I             Ba3              9.50           1/15/07      13,625           13,744,219
 Sr. Notes, Ser. C             Ba3              8.45          12/01/08       6,000(g)         5,880,000
 Sr. Notes, Ser. B             Ba3              7.875          8/01/08       8,590(g)         8,181,975
Intrawest Corp. (Canada),
 Sr. Notes                     B1               10.50          2/01/10       8,000(g)(i)      8,320,000
ITT Corp.,
 Deb.                          Ba1              7.375         11/15/15       7,000            6,414,380
 Notes                         Ba1              6.75          11/15/05       2,365            2,336,783
La Quinta Inns, Inc.,
 Sr. Notes                     Ba3              7.25           3/15/04       8,465            8,422,675
 Sr. Notes                     Ba3              7.40           9/15/05       1,200            1,188,000
Prime Hospitality Corp.,
 Sr. Sub. Notes                B1               8.375          5/01/12       4,690            4,596,200
Royal Caribbean Cruises
 Ltd.,
 Sr. Notes                     Ba2              8.125          7/28/04       2,665(g)         2,558,400
 Sr. Notes                     Ba2              8.75           2/02/11         950(g)           893,000
Six Flags, Inc., Sr. Notes     B2               9.75           6/15/07       2,575(g)         2,639,375
Starwood Hotels & Resorts
 Worldwide, Inc.,
 Deb.                          Ba1              7.375          5/01/07       1,000              983,750
 Notes                         Ba1              7.875          5/01/12       2,390            2,342,200
Sun International Hotels
 Ltd., Sr. Sub. Notes          B2               8.875          8/15/11       9,670            9,875,487
Vail Resorts, Inc.,
 Sr. Sub. Notes                B2               8.75           5/15/09       4,250            4,250,000
Venetian Casino Resort LLC,
 2nd Mtg.                      Caa1             11.00          6/15/10      12,000(g)        12,075,000
                                                                                         --------------
                                                                                            124,741,323

    16                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
Media  7.8%
Alliance Atlantis
 Communications, Inc.
 (Canada), Sr. Sub. Notes      B1               13.00%        12/15/09   $  14,320(i)    $   15,752,000
American Media Operations,
 Inc. Notes, Ser. B            B2               10.25          5/01/09       3,250            3,412,500
CanWest Media, Inc.
 (Canada), Sr. Sub. Notes      B2               10.625         5/15/11      13,825(g)(i)     13,755,875
Echostar Broadband Corp.,
 Sr. Notes                     B1               10.375        10/01/07      14,050(g)        13,417,750
Fox Family Worldwide, Inc.,
 Sr. Disc. Notes, Zero
 Coupon (until 11/1/02)        Baa1             10.25         11/01/07      10,723           11,433,088
 Sr. Notes                     Baa1             9.25          11/01/07      12,155           12,853,913
Gray Communications Systems,
 Inc.,
 Sr. Sub. Notes                B3               9.25          12/15/11       5,980(g)         6,099,600
Liberty Group Operating,
 Inc., Sr. Sub. Notes          Caa1             9.375          2/01/08       2,550            2,349,187
LIN Holdings Corp., Sr.
 Disc. Notes, Zero Coupon
 (until 3/1/03)                Caa1             10.00          3/01/08      13,300(g)        12,236,000
InterAct Electronic
 Marketing, Inc., Notes, PIK   NR               14.00          8/01/03       1,976(e)(f)         19,761
Nextmedia Operations, Inc.
 Sr. Sub. Notes                B3               10.75          7/01/11       3,500            3,535,000
PanAmSat Corp.,
 Gtd. Sr. Notes                Ba3              8.50           2/01/12       8,230            7,571,600
Paxson Communications Corp.,
 Sr. Sub. Notes                B3               10.75          7/15/08       1,050            1,008,000
Phoenix Color Corp.,
 Sr. Sub. Notes                Caa2             10.375         2/01/09       1,000              800,000
Quebecor Media, Inc.
 (Canada),
 Sr. Disc. Notes, Zero
 Coupon (until 7/15/06)        B2               13.75          7/15/11      13,500(i)         7,897,500
 Sr. Notes                     B2               11.125         7/15/11       5,500(i)         5,417,500

    See Notes to Financial Statements                                     17

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
Radio Unica Corp.,
 Sr. Disc. Notes, Zero
 Coupon (until 8/1/02)         Caa3             11.75%         8/01/06   $     500       $      281,250
Regal Cinemas, Inc.,
 Sr. Sub. Notes                B3               9.375          2/01/12       5,230(g)         5,413,050
Sinclair Broadcast Group,
 Inc.
 Sr. Sub. Notes                B2               8.75          12/15/11       4,100            4,100,000
 Sr. Sub. Notes                B2               8.00           3/15/12       4,050            3,989,250
Star Choice Communications
 (Canada), Sr. Sec'd Notes     B3               13.00         12/15/05       8,000(i)         8,320,000
Sun Media Corp. (Canada),
 Sr. Sub. Notes                B2               9.50           2/15/07       2,000(i)         2,080,000
 Sr. Sub. Notes                B2               9.50           5/15/07       9,522(i)         9,902,880
Vertis, Inc., Sr. Notes        B2               10.875         6/15/09       4,325(g)         4,292,563
Young Broadcasting, Inc.,
 Sr. Sub. Notes                B3               10.00          3/01/11       2,230            1,973,550
                                                                                         --------------
                                                                                            157,911,817
----------------------------------------------------------------------------------------
Metals & Mining  1.8%
AK Steel Corp.,
 Gtd. Notes                    B1               7.75           6/15/12       9,600(g)         9,504,000
 Sr. Notes                     NR               9.125         12/15/06       3,100(g)         3,241,360
Century Aluminum Co.,
 Sr. Sec'd 1st Mtg.            Ba3              11.75          4/15/08       7,280            7,826,000
LTV Corp., Sr. Notes           NR               11.75         11/15/09       7,305(e)               731
Lukens, Inc., Sr. Notes        NR               6.50           2/01/06       5,000(e)           200,000
Sheffield Steel Corp., 1st
 Mtg. Notes, Ser. B            Ca               11.50         12/01/05       9,350(e)         2,992,000
Steel Dynamics, Inc.,
 Sr. Notes                     B2               9.50           3/15/09       4,070            4,293,850
UCAR Finance, Inc.,
 Sr. Notes                     B2               10.25          2/15/12       5,850            5,967,000
United States Steel LLC,
 Sr. Notes, Ser. B             Ba3              10.75          8/01/08       2,525(g)         2,626,000
                                                                                         --------------
                                                                                             36,650,941

    18                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
Paper & Forest Products  1.2%
Caraustar Industries, Inc.,
 Sr. Sub. Notes                Ba2              9.875%         4/01/11   $   3,600       $    3,807,000
Doman Industries Ltd.
 (Canada), Sr. Notes           Ca               9.25          11/15/07       3,885(e)(i)        777,000
Norske Skog Ltd. (Canada),
 Sr. Notes                     Ba2              8.625          6/15/11         700(i)           717,500
Riverwood Int'l. Corp.,
 Sr. Notes                     B3               10.625         8/01/07       2,500            2,631,250
 Sr. Sub. Notes                Caa1             10.875         4/01/08         500              520,000
Stone Container Corp.
 (Canada),
 Sr. Notes                     B2               11.50          8/15/06       4,870(i)         5,259,600
 Sr. Notes                     B2               9.25           2/01/08       1,400(i)         1,473,500
 Sr. Notes                     B2               9.75           2/01/11       4,570(i)         4,889,900
 Sr. Notes                     B2               8.375          7/01/12       5,000(i)         5,037,500
                                                                                         --------------
                                                                                             25,113,250
----------------------------------------------------------------------------------------
Real Estate  0.6%
BF Saul Real Estate
 Investment Trust,
 Sr. Sec'd. Notes              B(a)             9.75           4/01/08      13,000           12,870,000
----------------------------------------------------------------------------------------
Retail & Supermarkets  4.4%
7-Eleven, Inc.,
 Sr. Sub. Deb.                 Ba1              5.00          12/15/03       7,380            7,527,600
Color Spot Nurseries,
 Sr. Sub. Notes                NR               13.00         12/15/05       2,660(e)           266,030
Dillards, Inc.,
 Notes                         Ba3              6.125         11/01/03       5,000            4,907,490
 Notes                         Ba3              6.43           8/01/04       3,995(g)         3,921,093
Fleming Cos., Inc.,
 Sr. Notes                     Ba3              10.125         4/01/08       5,335(g)         5,415,025
 Sr. Sub. Notes                B2               9.875          5/01/12       2,145(g)         2,027,025
Great Atlantic & Pacific Tea
 Co., Inc., Notes              B2               7.75           4/15/07       5,475            5,037,000
JC Penney Co., Inc., Deb.      Ba3              7.40           4/01/37       9,805(g)         9,461,825

    See Notes to Financial Statements                                     19

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
Montgomery Ward & Co.          NR               Zero           1/01/49   $   2,450(e)    $          245
Pantry, Inc., Sr. Sub. Notes   B3               10.25%        10/15/07      13,870           12,552,350
Rite Aid Corp.,
 Deb.                          Caa3             6.875          8/15/13       2,000            1,190,000
 Deb.                          Caa3             7.70           2/15/27       6,500            3,575,000
 Deb.                          Caa3             6.875         12/15/28       4,000            2,120,000
 Gtd. Notes                    Caa3             11.25          7/01/08       1,500            1,170,000
 Notes                         Caa3             6.00          12/15/05      10,000            6,350,000
Saks, Inc.,
 Notes                         B1               8.25          11/15/08       4,000            3,780,000
 Notes                         B1               7.375          2/15/19      13,500           10,462,500
Winn-Dixie Stores, Inc.,
 Sr. Notes                     Ba2              8.875          4/01/08      10,000           10,000,000
                                                                                         --------------
                                                                                             89,763,183
----------------------------------------------------------------------------------------
Technology  3.1%
Amkor Technology, Inc.,
 Deb.                          B1               9.25           2/15/08       6,375            5,195,625
 Sr. Notes                     B1               9.25           5/01/06       1,295            1,061,900
Ampex Corp., Sec'd Notes
 (cost $150,000; purchased
 7/15/98)                      NR               12.00          8/15/08       1,119(b)(e)        167,786
Avaya, Inc., Sr. Sec'd.
 Notes                         Ba2              11.125         4/01/09       4,000            3,660,000
Fairchild Semiconductor
 Corp., Sr. Sub. Notes         B2               10.50          2/01/09       7,475(g)         7,960,875
Flextronics Int'l. Ltd.
 (Singapore), Notes            Ba2              9.875          7/01/10      17,165(g)(i)     17,937,425
Nortel Networks Corp.
 (Canada), Gtd. Sr. Notes
 (cost $5,100,000; purchased
 8/10/01)                      Ba3              4.25           9/01/08       5,100(b)(i)      2,314,125
Nortel Networks Ltd.
 (Canada), Notes               Ba3              6.125          2/15/06       2,670(g)(i)      1,521,900
ON Semiconductor Corp., Gtd.
 Notes                         B3               12.00          5/15/08       2,100            1,827,000
Solectron Corp., Sr. Notes     Ba3              Zero           5/08/20      12,800            7,488,000

    20                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
Unisys Corp.,
 Sr. Notes                     Ba1              7.25%          1/15/05   $   8,550       $    8,379,000
 Sr. Notes                     Ba1              8.125          6/01/06       4,500            4,410,000
                                                                                         --------------
                                                                                             61,923,636
----------------------------------------------------------------------------------------
Telecommunications  6.1%
American Tower Corp.,
 Sr. Notes, Cl. A              Caa1             9.375          2/01/09       1,400(g)           770,000
Bestel SA (Mexico),
 Sr. Disc. Notes               NR               12.75          5/15/05       4,850(i)           727,500
Birch Telecom, Inc., Sr.
 Notes                         NR               14.00          6/15/08       5,000(e)            50,000
Cellnet Data Systems, Inc.,
 Sr. Disc. Notes, Zero
 Coupon (until 10/1/02)        NR               14.00         10/01/07      13,069              104,552
Crown Castle International
 Corp., Sr. Notes              B3               10.75          8/01/11      11,290(g)         7,451,400
Dobson Communications Corp.,
 Sr. Notes                     B3               10.875         7/01/10      11,555            6,817,450
Fairpoint Communications,
 Inc., Sr. Sub. Notes          B3               12.50          5/01/10       7,335            6,968,250
GST Telecommunications,
 Inc., Sr. Disc. Notes         NR               13.875        12/15/05       2,262(e)(f)            226
IMPSAT Fiber Networks, Inc.,
 Sr. Notes                     C                12.375         6/15/08       6,380(e)           127,600
Intermedia Communications,
 Inc., Sr. Sub. Disc. Notes,
 Zero Coupon (until 3/1/04)    C                12.25          3/01/09         920               92,000
Level 3 Communications,
 Inc., Sr. Disc. Notes, Zero
 Coupon (until 12/1/03)        Caa3             10.50         12/01/08      17,964            3,413,160
Netia Holdings BV,
 (Netherlands)
 Sr. Sub. Disc. Notes, Ser.
 B, (cost $6,106,294;
 purchased 10/29/97,
 11/21/97)                     Ca               11.25         11/01/07       7,020 b)(e)(i)      1,123,200

    See Notes to Financial Statements                                     21

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
 Sr. Sub. Notes, Ser. B
 (cost $5,724,292; purchased
 10/24/97, 11/26/97,
 12/4/97, 9/13/99)             Ca               10.25%        11/01/07   $   6,000(b)(e)(i) $   960,000
Nextel Communications, Inc.,
 Sr. Disc. Notes, Zero
 Coupon (until 9/15/02)        B3               10.65          9/15/07      14,248            7,765,160
 Sr. Notes                     B3               9.375         11/15/09       4,660            2,364,950
 Sr. Notes                     B3               9.50           2/01/11      17,500            8,618,750
 Term Loan B
 (cost $3,225,491; purchased
 5/1/02, 5/6/02, 5/8/02)       NR               5.313          6/30/08       3,750(b)         2,932,931
 Term Loan C
 (cost $3,224,799; purchased
 5/1/02, 5/6/02, 5/8/02)       NR               5.563         12/31/08       3,750(b)         2,932,931
Nextel Partners, Inc., Sr.
 Disc. Notes, Zero Coupon
 (until 2/1/04)                B3               14.00          2/01/09       2,225              600,750
Price Communications
 Wireless, Inc. (Canada),
 Sr. Sub. Notes                Baa3             11.75          7/15/07       3,000(g)(i)      3,161,250
Qwest Capital Funding, Inc.
 Gtd. Notes                    Ba2              7.00           8/03/09       5,100            2,830,500
 Gtd. Notes                    Ba2              7.90           8/15/10       3,000            1,695,000
 Gtd. Notes                    Ba2              7.25           2/15/11       3,600(g)         1,980,000
Qwest Corp.,
 Notes                         Baa3             7.625          6/09/03      14,060(g)        12,935,200
 Notes                         Baa3             7.20          11/01/04       2,840            2,527,600
 Notes                         Baa3             8.875          3/15/12       2,575            2,291,750
Rogers Wireless
 Communications, Inc.
 (Canada), Sr. Sec'd. Notes    Baa3             9.625          5/01/11       5,165(i)         3,512,200

    22                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
Sprint Capital Corp.,
 Gtd. Notes                    Baa3             5.70%         11/15/03   $   6,500       $    6,002,555
 Notes                         Baa3             8.375          3/15/12       9,000            7,380,000
Tritel PCS, Inc.,
 Sr. Sub. Disc. Notes, Zero
 Coupon (until 5/15/04)        Baa2             12.75          5/15/09      10,221            8,023,485
 Sr. Sub. Notes                Baa2             10.375         1/15/11       2,275            2,070,250
Voicestream Wireless Corp.,
 Sr. Disc. Notes, Zero
 Coupon (until 11/15/04)       Baa2             11.875        11/15/09      13,589            9,512,300
 Sr. Notes                     Baa2             11.50          9/15/09       6,250            5,875,000
 Sr. Notes                     Baa2             10.375        11/15/09           0(k)               141
                                                                                         --------------
                                                                                            123,618,041
----------------------------------------------------------------------------------------
Transportation  4.9%
American Airlines, Inc.,
 Certs., Ser. 91-A2            Ba2              10.18          1/02/13       2,000            1,800,000
American Axle &
 Manufacturing, Inc.,
 Sr. Sub. Notes                Ba3              9.75           3/01/09       2,810(g)         2,978,600
AMR Corp.,
 Deb.                          B1               10.00          4/15/21       4,685            4,253,038
 Notes                         B1               10.40          3/10/11       5,250            4,672,500
ArvinMeritor, Inc., Notes      Baa3             8.75           3/01/12      14,500(g)        15,541,941
AutoNation, Inc., Sr. Notes    Ba2              9.00           8/01/08       2,000            2,060,000
Calair Capital LLC, Gtd.
 Sr. Notes                     Ba2              8.125          4/01/08       4,100            3,239,000
Collins & Aikman Products
 Co., Sr. Notes                B1               10.75         12/31/11         385              386,925
Continental Airlines, Inc.,
 Certs., Ser. 98-2C, Cl. B     Ba2              6.331         10/15/02       3,185            3,124,930
 Sr. Notes                     B3               8.00          12/15/05       7,175            6,314,000
Dana Corp., Sr. Notes          Ba3              10.125         3/15/10       4,000(g)         4,080,000
Dana Credit Corp., Notes       Ba3              7.25          12/16/02       2,750            2,712,188
Delta Air Lines, Inc.,
 Notes                         Ba3              6.65           3/15/04      11,500           11,130,045
 Notes                         Ba3              7.70          12/15/05       6,955            6,514,936

    See Notes to Financial Statements                                     23

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
 Notes                         Ba3              10.375%       12/15/22   $   4,775       $    4,685,335
 Notes                         Ba3              8.30          12/15/29       7,555            6,022,242
Holt Group, Inc., Sr. Notes    C                9.75           1/15/06       8,120(e)           243,600
Navistar International
 Corp.,
 Sr. Notes                     Ba1              7.00           2/01/03         550              547,937
 Sr. Notes, Ser. B             Ba1              9.375          6/01/06       4,230            4,356,900
Northwest Airlines, Inc.,
 Gtd. Notes                    B2               9.875          3/15/07       4,000            3,600,000
 Notes                         B2               8.375          3/15/04       1,500            1,365,000
 Notes                         B2               7.625          3/15/05       1,040              936,000
 Sr. Notes                     B2               8.875          6/01/06       4,000            3,600,000
Standyne Automotive Corp.,
 Sr. Sub. Notes, Ser. B        Caa1             10.25         12/15/07       2,965            2,372,000
Stena AB (Sweden),
 Sr. Notes                     Ba3              10.50         12/15/05       1,000(i)         1,030,000
TRISM, Inc., Sr. Sub. Notes    NR               12.00          2/15/05         435(e)             2,174
United Air Lines, Inc.,
 Notes, Ser. A                 B1               10.11          1/05/06       2,289            1,373,179
                                                                                         --------------
                                                                                             98,942,470
----------------------------------------------------------------------------------------
Utilities  8.4%
AES Corp.,
 Sr. Notes                     Ba3              9.50           6/01/09       2,000            1,320,000
 Sr. Notes                     Ba3              9.375          9/15/10       9,925            6,451,250
AES Drax Energy Ltd. (Caymen
 Islands),
 Sr. Sec'd. Notes, Ser. B      B1               11.50          8/30/10       2,390(i)           979,900
AES Drax Holdings Ltd.
 (United Kingdom),
 Sr. Sec'd Bond                Ba1              10.41         12/31/20      25,990(i)        21,571,700
AES Eastern Energy LP,
 Certs., Ser. A                Ba1              9.00           1/02/17       3,500            3,359,160
Beaver Valley II Funding
 Corp., Deb.                   Baa3             9.00           6/01/17       6,900            7,383,276
Calpine Corp., Notes           B1               8.50           2/15/11      44,105           29,550,350
Calpine Energy Finance,
 Gtd. Sr. Notes (Canada)       B1               8.50           5/01/08       1,300(i)           890,500

    24                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

                                                                         Principal
                                                Interest    Maturity     Amount          Value
Description                    Moody's Rating   Rate        Date         (000)           (Note 1)
------------------------------------------------------------------------------------------------------------
CMS Energy Corp.,
 Notes                         B3               8.375%         7/01/03   $   1,370       $    1,041,200
 Notes                         B3               7.00           1/15/05         935              677,875
Cogentrix Energy, Inc.,
 Sr. Gtd. Notes, Ser. B        Baa3             8.75          10/15/08       2,725            2,704,115
Midland Funding II Corp.,
 Deb.                          Ba3              11.75          7/23/05      13,525           13,704,923
 Deb.                          Ba3              13.25          7/23/06      13,135           13,497,920
Mirant Americas Generation
 LLC,
 Sr. Notes                     Ba1              7.625          5/01/06       5,200            4,212,000
 Sr. Notes                     Ba1              7.20          10/01/08       2,385            1,884,150
Mirant Corp.,
 Sr. Notes                     Ba1              7.40           7/15/04       3,500(g)         2,765,000
 Sr. Notes                     Ba1              7.90           7/15/09       1,000              690,000
Orion Power Holdings, Inc.,
 Sr. Notes                     Ba1              12.00          5/01/10      22,800           19,152,000
Reliant Energy Mid-Atlantic,
 Inc., Certs., Ser. C          Baa3             9.681          7/02/26       9,900            9,812,880
South Point Energy Center
 LLC, Certs., Ser. A           B1               8.40           5/30/12       9,089(g)         7,089,505
USEC, Inc., Sr. Notes          Ba1              6.75           1/20/09       5,000            4,416,600
Western Resources, Inc.,
 Notes                         Ba2              6.25           8/15/03       6,630(g)         6,393,309
York Power Funding (Cayman
 Islands), Sr. Sec'd. Notes
 (cost $10,755,000;
 purchased 7/31/98)            Caa1             12.00         10/30/07      10,755(e)(f)(i)   9,034,200
                                                                                         --------------
                                                                                            168,581,813
                                                                                         --------------
Total corporate bonds                                                                     1,766,712,824
                                                                                         --------------
SOVEREIGN BONDS  1.0%
Republic of Bulgaria           B1               11.00(j)       7/28/11       6,615(i)         5,755,050
Republic of Panama             Ba1              9.375          4/01/29       4,700(g)(i)      4,700,000
Russian Federation             Ba3              5.00           3/31/30      14,500(i)        10,068,438
                                                                                         --------------
Total sovereign bonds                                                                        20,523,488
                                                                                         --------------

    See Notes to Financial Statements                                     25

     Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

                                                                                   Value
Description                                                        Shares          (Note 1)
-----------------------------------------------------------------------------------------------------
COMMON STOCKS(c)  0.8%
AmeriKing, Inc.                                                          50        $        500
Classic Communications, Inc.                                          3,000(f)               30
Delta Funding Residual Exch. Co., LLC, Cl. A                          7,320(f)        1,650,953
Delta Funding Residual Management, Inc.                               7,320(f)               73
Escrow Jordon Telecom                                                   125                 125
Firearms Training Systems, Inc.                                     122,000              93,940
Forstmann & Co., Inc.                                                13,304                 426
Grant Geophysical, Inc.                                              28,675               7,169
International Wireless Communications                               386,756(f)           38,676
Kaiser Group Holdings, Inc.                                          21,359(f)              214
Nextel Communications, Inc., Cl. A                                   50,000             160,500
Peachtree Cable Assoc. Ltd.                                          31,559(f)           61,310
Premier Cruise Lines                                                962,763               9,628
PSF Group Holdings, Inc.                                              9,517(f)       14,275,755
Samuels Jewelers, Inc.                                               23,425               1,874
Specialty Foods Acquisition Corp.                                        25                   0
Stage Stores, Inc.                                                    2,898             100,676
Star Gas Partners LP                                                    440               8,087
TRISM, Inc.                                                          27,543                 303
Waste Systems Int'l. Inc.                                           131,410                 723
                                                                                   ------------
Total common stocks                                                                  16,410,962
                                                                                   ------------
PREFERRED STOCKS  5.7%
Adelphia Communications Corp., 13.00%                                20,000              80,000
AmeriKing, Inc., 13.00%                                               1,569                  16
California Fed. Corp., 9.125%                                       522,245          13,635,817
Century Maintenance Supply, Inc., Ser. C, 13.25%, PIK                16,661           1,449,507
Color Spot Nurseries, Ser. B, 13.00%                                 33,036                 331
CSC Holdings, Inc.,
 Ser. 1995K-1, 11.125%                                              595,259          38,096,576
 Ser. 1995K-4, 11.75%                                               154,435          10,192,710
Delta Financial Corp., Ser. A, 10.00%                                 7,320(f)               73
Dobson Communications Corp., 12.25%                                   6,380           3,190,000
Eagle-Picher Holdings, Inc., 11.75%                                   1,530           3,672,000
Geneva Steel Co., Ser. B, 14.00%                                      3,000                   0
Global Crossing Holdings Ltd. (Bermuda), 10.50%                      42,889(e)              429
InterAct Electronic Marketing, Inc., 14.00%                           2,910                  29

    26                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

                                                                                   Value
Description                                                        Shares          (Note 1)
-----------------------------------------------------------------------------------------------------
Kaiser Group Holdings, Inc., 8.78%                                   17,729        $        177
Kaiser Group Holdings, Inc., Ser. I, 7.00%, PIK                      17,729(f)          620,515
Lucent Technologies Capital Trust I, 7.75%                            6,560           3,117,489
McLeodUSA, Inc., Ser. A, 2.50%                                       78,235             293,381
New Millenium Homes LLC, Ser. A                                       2,000(f)               20
Paxson Communications Corp., 13.25%                                   2,497          19,476,600
Primedia, Inc.,
 Ser. D, 10.00%                                                      77,640           2,329,200
 Ser. H, 8.625%                                                     119,681           3,590,430
Sinclair Capital Corp., 11.625%                                      45,450           4,772,250
Sovereign Real Estate Investment Corp., 12.00%                        8,667           9,533,700
TVN Entertainment, Inc., Ser. A, 14.00%                             656,583(f)        1,969,749
Viasystems Group, Inc., Ser. B, 8.00%                               210,431                   0
World Access, Inc., 13.25%                                            4,663               9,325
                                                                                   ------------
Total preferred stocks                                                              116,030,324
                                                                                   ------------
WARRANTS(c)  0.2%
                                                                   Expiration
                                                                   Date            Warrants
--------------------------------------------------------------------------------------------------------
Aladdin Gaming                                       3/01/10            30,000(d)              300
Allegiance Telecom, Inc.                             2/03/08            14,200              47,925
American Banknote Corp.                              12/01/02            4,500                   0
AmeriKing, Inc.                                      5/15/08             1,014(d)               10
Asia Pulp & Paper Ltd. (Indonesia)                   3/15/05             3,705                  37
Bell Technology Group Ltd.                           5/01/05             8,500                  85
Bestel SA (Mexico)                                   5/15/05            12,000               3,000
Birch Telecom, Inc.                                  6/15/08             6,000                  60
Cellnet Data Systems, Inc.                           9/15/07            44,455(d)              445
Communications Cellular SA (Columbia)                11/15/03           29,000(d)                0
Delta Financial Corp.                                12/22/10           77,592                   1
GT Group Telecom, Inc. (Canada)                      2/01/10             8,610               8,610
Harborside Healthcare Corp.                          8/01/09           136,354(f)            1,364
HF Holdings, Inc.                                    9/27/09             4,375(d)               44
ICG Communications, Inc.                             9/15/05           127,809               1,278
Inter Act Systems, Inc.                              8/01/03             2,910(d)               29
InterAct Electronic Marketing, Inc.                  12/15/09            2,910                  29
McLeodUSA, Inc.                                      4/16/07           173,364              21,670

    See Notes to Financial Statements                                     27

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

                                                     Expiration                     Value
Description                                          Date            Warrants       (Note 1)
--------------------------------------------------------------------------------------------------------
Price Communications Corp.                           8/01/07            17,200      $      774,000
Primus Telecommunications Group                      8/01/04            12,250                 122
R & B Falcon Corp.                                   5/01/09             5,050           1,262,500
Star Choice Communications (United Kingdom)          12/15/05          124,485             746,910
Sterling Chemical Holdings, Inc.                     8/15/08             5,450               3,270
Telus Corp. (Canada)                                 9/15/05           108,785(f)          108,785
USN Communications, Inc.                             10/15/04           92,500                 925
Verado Holdings, Inc.                                4/15/08             4,075                  41
Versatel Telecom Int'l. NV (Netherlands)             5/15/08            10,000                 100
Wam!Net, Inc.                                        3/01/05            22,500                 225
Waste Systems International, Inc.                    1/15/06           165,000               1,650
XM Satellite Radio, Inc.                             3/03/10               345(d)                0
                                                                                    --------------
Total warrants                                                                           2,983,415
                                                                                    --------------
Total long-term investments (cost $2,289,921,093)                                    1,946,032,763
                                                                                    --------------
SHORT-TERM INVESTMENTS  13.2%
COMMERCIAL PAPER(h)  2.0%
                                                                                                     Principal
                                                     Moody's         Interest                        Amount
                                                     Rating          Rate           Maturity Date    (000)
------------------------------------------------------------------------------------------------------------
American Electric Power        P-2              2.20%          7/19/02   $  20,000           19,978,000
Phillips Petroleum Co.         P-2              2.04           8/28/02      21,000           21,030,651
                                                                                         --------------
Total commercial paper
 (cost $41,008,651)                                                                          41,008,651
                                                                                         --------------
MONEY MARKET FUND(h)  9.2%
                                                                         Shares
-----------------------------------------------------------------------------------------------------------
Prudential Core Investment Fund-
 Taxable Money Market Series (Note 3)
 (cost $185,077,528)                                                  185,077,528          185,077,528
                                                                                        --------------

    28                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

                                            Interest    Maturity     Principal          Value
Description                                 Rate        Date         Amount (000)       (Note 1)
------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  2.0%
Joint Repurchase Agreement
 Account, (Note 6)
 (cost $40,185,000)                             1.95%          7/01/02   $  40,185       $   40,185,000
                                                                                         --------------
Total short-term investments
 (cost $266,271,179)                                                                        266,271,179
                                                                                         --------------
Total Investments  109.6%
 (cost $2,556,192,272; Note 5)                                                            2,212,303,942
Liabilities in excess of
 other assets  (9.6)%                                                                      (193,396,073)
                                                                                         --------------
Net Assets  100%                                                                         $2,018,907,869
                                                                                         --------------
                                                                                         --------------

------------------------------

(a)  Standard & Poor's Rating.
(b)  Indicates a restricted security; the aggregate cost of such securities is
     $56,325,475. The aggregate value of $38,184,090 is approximately 1.9% of net assets.
(c)  Non-income producing security.
(d)  Consists of more than one class of securities traded together as a unit;
     generally bonds with attached stock or warrants.
(e)  Represents issuer in default on interest payments, non-income producing security.
(f)  Fair valued security.
(g)  Portion of securities on loan, see Note 4.
(h)  Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(i)  US$ denominated foreign bonds.
(j)  Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at period end.
(k)  Less than $1,000 principal amount held.

AB--Aktiebolag (Swedish Company).
BV--Besloten Vennootschaep (Dutch Limited Liability Company).
LLC--Limited Liability Company.
LP--Limited Partnership.
NV--Naamloze Vennootschaep (Dutch Company).
PIK--Payment-in-kind.
PLC--Public Liability Company (British Company).
SA-- Sociedad Anonima (Spanish Corporation) or Societe Anonyme (French
    Corporation).
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Prospectus contains a description of Moody's and Standard & Poor's ratings.

    See Notes to Financial Statements                                     29

       Prudential High Yield Fund, Inc.
             Statement of Assets and Liabilities (Unaudited)

                                                                  June 30, 2002
---------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $2,556,192,272)                      $ 2,212,303,942
Cash                                                                      26,653
Foreign currency, at value (cost $203)                                       238
Interest receivable                                                   47,364,841
Receivable for investments sold                                        4,686,959
Dividends receivable                                                   2,497,124
Receivable for Fund shares sold                                        2,080,255
Receivable for securities lending                                        393,694
Other assets                                                              53,406
                                                                -----------------
      Total assets                                                 2,269,407,112
                                                                -----------------
LIABILITIES
Payable to broker for collateral for securities on loan              226,075,259
Payable for Fund shares reacquired                                     8,203,492
Payable for investments purchased                                      7,879,358
Dividends payable                                                      5,095,886
Accrued expenses                                                       1,354,615
Management fee payable                                                   796,405
Distribution fee payable                                                 780,143
Securities lending rebate payable                                        277,198
Deferred directors' fees payable                                          36,887
                                                                -----------------
      Total liabilities                                              250,499,243
                                                                -----------------
NET ASSETS                                                       $ 2,018,907,869
                                                                -----------------
                                                                -----------------
Net assets were comprised of:
   Common stock, at par                                          $     3,940,906
   Paid-in capital in excess of par                                3,663,329,357
                                                                -----------------
                                                                   3,667,270,263
   Accumulated net investment loss                                    (5,971,900)
   Accumulated net realized loss on investments and foreign
      currency transactions                                       (1,298,502,195)
   Net unrealized depreciation on investments and foreign
      currencies                                                    (343,888,299)
                                                                -----------------
Net assets, June 30, 2002                                        $ 2,018,907,869
                                                                -----------------
                                                                -----------------

    30                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                  June 30, 2002
---------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($1,187,750,151 / 231,706,648 shares of common stock
      issued and outstanding)                                              $5.13
   Maximum sales charge (4% of offering price)                               .21
   Maximum offering price to public                                        $5.34
                                                                -----------------
                                                                -----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($714,972,767 / 139,710,752 shares of common
      stock issued and outstanding)                                        $5.12
                                                                -----------------
                                                                -----------------
Class C:
   Net asset value and redemption price per share
      ($74,233,425 / 14,505,633 shares of common stock issued
      and outstanding)                                                     $5.12
   Sales charge (1% of offering price)                                       .05
   Offering price to public                                                $5.17
                                                                -----------------
                                                                -----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($41,951,526 / 8,167,585 shares of common stock
      issued and outstanding)                                              $5.14
                                                                -----------------
                                                                -----------------

    See Notes to Financial Statements                                     31

       Prudential High Yield Fund, Inc.
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                   June 30, 2002
--------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                        $  96,543,518
   Dividends                                                           9,723,836
   Income from securities loaned (net of rebate)                         970,090
                                                                   -------------
                                                                     107,237,444
                                                                   -------------
Expenses
   Management fee                                                      4,950,975
   Distribution fee--Class A                                           1,602,991
   Distribution fee--Class B                                           2,976,279
   Distribution fee--Class C                                             280,375
   Transfer agent's fees and expenses                                  1,652,000
   Custodian's fees and expenses                                         224,000
   Reports to shareholders                                               193,000
   Registration fees                                                      69,000
   Legal fees and expenses                                                35,000
   Directors' fees                                                        23,000
   Audit fee                                                              22,000
   Insurance                                                              14,000
   Miscellaneous                                                          17,531
                                                                   -------------
      Total expenses                                                  12,060,151
                                                                   -------------
Net investment income                                                 95,177,293
                                                                   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
Net realized loss on investment transactions                        (193,064,871)
                                                                   -------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                        (1,576,381)
   Foreign currencies                                                         24
                                                                   -------------
                                                                      (1,576,357)
                                                                   -------------
Net loss on investments                                             (194,641,228)
                                                                   -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ (99,463,935)
                                                                   -------------
                                                                   -------------

    32                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Statement of Changes in Net Assets (Unaudited)

                                                 Six Months            Year
                                                   Ended               Ended
                                               June 30, 2002     December 31, 2001
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                       $   95,177,293     $   249,786,758
   Net realized loss on investment and
      foreign currency transactions              (193,064,871)       (385,242,500)
   Net change in unrealized appreciation
      (depreciation) of investments and
      foreign currencies                           (1,576,357)        131,984,013
                                               --------------    -----------------
   Net decrease in net assets resulting from
      operations                                  (99,463,935)         (3,471,729)
                                               --------------    -----------------
Dividends and distributions
   Dividends from net investment income
      Class A                                     (57,245,445)       (143,094,788)
      Class B                                     (33,411,506)        (91,656,703)
      Class C                                      (3,158,598)         (6,647,083)
      Class Z                                      (2,102,710)         (4,357,913)
                                               --------------    -----------------
                                                  (95,918,259)       (245,756,487)
                                               --------------    -----------------
   Tax return of capital distributions
      Class A                                              --          (5,530,679)
      Class B                                              --          (3,542,573)
      Class C                                              --            (256,913)
      Class Z                                              --            (168,435)
                                               --------------    -----------------
                                                           --          (9,498,600)
                                               --------------    -----------------
Fund share transactions (Net of share
   conversions) (Note 7)
   Net proceeds from shares sold                  267,805,548         610,850,179
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                46,100,435         127,596,268
   Cost of shares reacquired                     (334,792,042)       (883,836,704)
                                               --------------    -----------------
   Net decrease in net assets from Fund
      share transactions                          (20,886,059)       (145,390,257)
                                               --------------    -----------------
Total decrease                                   (216,268,253)       (404,117,073)
NET ASSETS
Beginning of period                             2,235,176,122       2,639,293,195
                                               --------------    -----------------
End of period                                  $2,018,907,869     $ 2,235,176,122
                                               --------------    -----------------
                                               --------------    -----------------

    See Notes to Financial Statements                                     33

       Prudential High Yield Fund, Inc.
             Notes to Financial Statements (Unaudited)

      Prudential High Yield Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The primary investment objective of the Fund is to maximize current income through investment in a diversified portfolio of high yield fixed-income securities which, in the opinion of the Fund's investment adviser, do not subject the Fund to unreasonable risks. As a secondary investment objective, the Fund seeks capital appreciation but only when consistent with its primary objective. Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (an issuer's inability to meet principal and interest payments on its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Security Valuation:    Portfolio securities that are actively traded in
the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at prices provided by principal market makers and pricing agents. Any security for which the primary market is on an exchange is valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Securities issued in private placements are valued at the bid price or the mean between the bid and asked prices, if available, provided by principal market makers. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with United States financial institutions, it is the Fund's policy that its custodian or designated subcustodians, under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of

       Prudential High Yield Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). Certain issues of restricted securities held by the Fund at June 30, 2002 include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities at the closing daily rates of exchange;

      (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

      Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade and settlement dates on security transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net realized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period-ended exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among
                                                                          35

       Prudential High Yield Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

      Forward Currency Contracts:    A forward currency contract is a commitment
to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and discount on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on debt securities. Prior to January 1, 2001, the Fund did not amortize premiums on debt securities. Upon initial adoption, the Fund was required to adjust the cost of its fixed-income securities by the cumulative amounts that would have been recognized had the amortization been in effect from the purchase date of each holding. Adopting this accounting principle does not affect the Fund's net asset value, but could change the classification of certain amounts between interest income and realized gain
(loss) in the Statement of Operations. The current adjustments for the six months ended June 30, 2002 resulted in a decrease to net investment income of $737,822, an increase of realized gains of $614,195 and an increase to unrealized appreciation of $123,627. The cumulative adjustment upon adoption through December 31, 2001 resulted in an increase to accumulated net investment loss of $2,340,869 and a decrease to unrealized depreciation on investments of $2,340,869.

       Prudential High Yield Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      Net investment income/(loss) (other than distribution fees) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Federal Income Taxes:    It is Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income monthly and distributions of net realized capital and currency gains, if any, annually.

      Securities Lending:    The Fund may lend its portfolio securities to
qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation, net of any rebate, for lending its securities in the form of interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan. Prudential Securities Incorporated ('PSI'), an indirect, wholly-owned subsidiary of Prudential Financial, Inc. ('Prudential'), is the securities lending agent for the Fund. For the six months ended June 30, 2002, PSI earned approximately $160,000 from securities lending transactions.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). The Subadvisory Agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50% of the Fund's average daily net assets up to $250 million, ..475% of the next $500 million, .45% of the next $750 million, .425% of the next $500 million, .40% of the next $500 million, .375% of the next $500 million and ..35% of the Fund's average daily net assets in excess of $3 billion.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C
                                                                          37

       Prudential High Yield Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, B and C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS with respect to Class A, B and C shares, for distribution-related activities at an annual rate of up to .30 of 1%, .75 of 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended June 30, 2002, such expenses under the Plans were .25 of 1%, .75 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively.

      PIMS has advised the Fund that it has received approximately $284,900 and $84,800 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended June 30, 2002. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the six months ended June 30, 2002, it received approximately $780,700 and $17,200 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential.

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with a group of banks. From January 1, 2002 through May 2, 2002, the amount of the commitment was $500 million. On May 3, 2002, the Fund renewed and amended the SCA, which effectively increased the commitment $800 million and allows the Funds to increase to $1 billion, if necessary. Interest on borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA is May 2, 2003. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2002.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC, ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended June 30, 2002, the Fund incurred fees of approximately

       Prudential High Yield Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

$1,239,000 for the services of PMFS. As of June 30, 2002, approximately $203,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates.

      The Fund invests in the Taxable Money Market Series (the 'Series'), a portfolio of Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2002, the Fund earned approximately $51,400 and $441,500, respectively, from the Series by investing its excess cash and collateral from securities lending.

      The Fund paid networking fees to Prudential Securities, Inc. ('PSI'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. The total amount paid to PSI during the period was $114,000 and is incurred in transfer agent's fees and expenses in the statement of operations.
Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2002 were $558,477,720 and $634,792,651, respectively.

      As of June 30, 2002, the Fund has securities on loan with an aggregate market value of $218,796,242. The Fund received $226,075,259 in cash, as collateral for securities on loan with which it purchased highly liquid short-term investments in accordance with the Fund's securities lending procedures.

Note 5. Tax Information
For federal income tax purposes, the Fund had a capital loss carryforward at December 31, 2001 of approximately $1,013,270,000, of which $162,250,000 expires in 2003, $169,718,000 expires in 2007, $312,066,000 expires in 2008 and
$369,236,000 expires 2009. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. In addition, the Fund has elected to treat post-October capital losses of approximately $89,295,000 as having occurred in the current fiscal year.

      The United States federal income tax basis of the Fund's investments and the net unrealized depreciation as of June 30, 2002 were as follows:
                                                                          39

       Prudential High Yield Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

                                                                  Total Net
                                                                 Unrealized
   Tax Basis          Appreciation         Depreciation         Depreciation
---------------      ---------------      ---------------      ---------------
$2,563,542,878         $54,484,571        $(405,723,507)       $(351,238,936)

      The difference between book and tax basis are primarily attributable to deferred losses on wash sales and differences in the treatment of premium amortization for book and tax purposes.

Note 6. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of June 30, 2002, the Fund had a 13.3% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represented $40,185,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:

      Bank of America Securities, 1.98%, in the principal amount of $75,000,000, repurchase price $75,012,375, due 7/01/02. The value of the collateral including accrued interest was $76,500,000.

      UBS Warburg, 1.98%, in the principal amount of $75,000,000, repurchase price $75,012,375 due 7/01/02. The value of the collateral including accrued interest was $76,502,301.

      Greenwich Capital Markets, 1.98%, in the principal amount of $76,528,000, repurchase price $76,540,627, due 7/01/02. The value of the collateral including accrued interest was $78,060,983.

      Goldman Sachs, 1.98%, in the principal amount of $75,000,000, repurchase price $75,012,375, due 7/01/02. The value of the collateral including accrued interest was $76,500,000.

Note 7. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not

       Prudential High Yield Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has 3 billion shares of $.01 par value common stock authorized; equally divided into four classes, designated Class A, Class B, Class C and Class Z shares.

      Transactions in shares of common stock were as follows:

Class A                                                    Shares           Amount
-----------------------------------------------------   ------------    ---------------
Six months ended June 30, 2002:
Shares sold                                               18,000,001    $   104,437,962
Shares issued in reinvestment of dividends and
  distributions                                            5,219,844         28,737,673
Shares reacquired                                        (37,753,149)      (208,812,458)
                                                        ------------    ---------------
Net increase (decrease) in shares outstanding before
  conversion                                             (14,533,304)       (75,636,823)
Shares issued upon conversion from Class B                 8,734,757         47,489,145
                                                        ------------    ---------------
Net increase (decrease) in shares outstanding             (5,798,547)   $   (28,147,678)
                                                        ------------    ---------------
                                                        ------------    ---------------
Year ended December 31, 2001:
Shares sold                                               54,694,993    $   331,044,990
Shares issued in reinvestment of dividends and
  distributions                                           13,003,014         77,887,424
Shares reacquired                                        (93,135,134)      (565,399,218)
                                                        ------------    ---------------
Net increase (decrease) in shares outstanding before
  conversion                                             (25,437,127)      (156,466,804)
Shares issued upon conversion from Class B                24,018,187        146,728,428
                                                        ------------    ---------------
Net increase (decrease) in shares outstanding             (1,418,940)   $    (9,738,376)
                                                        ------------    ---------------
                                                        ------------    ---------------
Class B
-----------------------------------------------------
Six months ended June 30, 2002:
Shares sold                                               18,218,635    $   112,654,611
Shares issued in reinvestment of dividends and
  distributions                                            2,566,971         14,104,371
Shares reacquired                                        (16,403,508)       (90,116,855)
                                                        ------------    ---------------
Net increase (decrease) in shares outstanding before
  conversion                                               4,382,098         36,642,127
Shares reacquired upon conversion into Class A            (8,741,682)       (47,489,145)
                                                        ------------    ---------------
Net increase (decrease) in shares outstanding             (4,359,584)   $   (10,847,018)
                                                        ------------    ---------------
                                                        ------------    ---------------
Year ended December 31, 2001:
Shares sold                                               31,851,997    $   195,775,708
Shares issued in reinvestment of dividends and
  distributions                                            7,027,577         42,162,658
Shares reacquired                                        (40,670,191)      (244,860,728)
                                                        ------------    ---------------
Net increase (decrease) in shares outstanding before
  conversion                                              (1,790,617)        (6,922,362)
Shares reacquired upon conversion into Class A           (24,049,014)      (146,728,428)
                                                        ------------    ---------------
Net increase (decrease) in shares outstanding            (25,839,631)   $  (153,650,790)
                                                        ------------    ---------------
                                                        ------------    ---------------

                                                                          41

       Prudential High Yield Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Class C                                                    Shares           Amount
-----------------------------------------------------   ------------    ---------------
Six months ended June 30, 2002:
Shares sold                                                3,898,108    $    23,757,726
Shares issued in reinvestment of dividends and
  distributions                                              271,946          1,493,031
Shares reacquired                                         (1,958,438)       (10,739,692)
                                                        ------------    ---------------
Net increase (decrease) in shares outstanding              2,211,616    $    14,511,065
                                                        ------------    ---------------
                                                        ------------    ---------------
Year ended December 31, 2001:
Shares sold                                                4,385,733    $    26,486,924
Shares issued in reinvestment of dividends and
  distributions                                              572,318          3,420,395
Shares reacquired                                         (3,629,227)       (21,773,549)
                                                        ------------    ---------------
Net increase (decrease) in shares outstanding              1,328,824    $     8,133,770
                                                        ------------    ---------------
                                                        ------------    ---------------
Class Z
-----------------------------------------------------
Six months ended June 30, 2002:
Shares sold                                                4,825,454    $    26,955,249
Shares issued in reinvestment of dividends and
  distributions                                              320,179          1,765,360
Shares reacquired                                         (4,547,280)       (25,123,037)
                                                        ------------    ---------------
Net increase (decrease) in shares outstanding                598,353    $     3,597,572
                                                        ------------    ---------------
                                                        ------------    ---------------
Year ended December 31, 2001:
Shares sold                                                9,410,865    $    57,542,557
Shares issued in reinvestment of dividends and
  distributions                                              688,417          4,125,791
Shares reacquired                                         (8,539,733)       (51,803,209)
                                                        ------------    ---------------
Net increase (decrease) in shares outstanding              1,559,549    $     9,865,139
                                                        ------------    ---------------
                                                        ------------    ---------------

                                                        SEMIANNUAL REPORT
                                                        JUNE 30, 2002

            PRUDENTIAL
            HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------


                                                        FINANCIAL HIGHLIGHTS

       Prudential High Yield Fund, Inc.
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                  ----------------
                                                                  Six Months Ended
                                                                   June 30, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $     5.57
                                                                  ----------------
Income from investment operations
Net investment income                                                       .24
Net realized and unrealized gain (loss) on investments                     (.43)
                                                                  ----------------
      Total from investment operations                                     (.19)
                                                                  ----------------
Less distributions
Dividends from net investment income                                       (.25)
Distributions in excess of net investment income                             --
Tax return of capital distributions                                          --
                                                                  ----------------   ---
      Total distributions                                                  (.25)
                                                                  ----------------
Net asset value, end of period                                       $     5.13
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a)                                                           (3.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $1,187,750
Average net assets (000)                                             $1,293,021
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees                .91%(d)
   Expenses, excluding distribution and service (12b-1) fees                .66%(d)
   Net investment income                                                   8.93%(d)
For Classes A, B, C and Z shares:
   Portfolio turnover rate                                                   27%

------------------------------
(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Less than $.005 per share.
(d) Annualized.

    44                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                              Class A
----------------------------------------------------------------------------------------------------
                                      Year Ended December 31,
----------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------
   $     6.20           $     7.38           $     7.88           $     8.65           $     8.39
----------------     ----------------     ----------------     ----------------     ----------------
          .61(b)               .69(b)               .71                  .76                  .73
         (.61)               (1.17)                (.45)                (.76)                 .30
----------------     ----------------     ----------------     ----------------     ----------------
           --                 (.48)                 .26                   --                 1.03
----------------     ----------------     ----------------     ----------------     ----------------
         (.61)                (.69)                (.71)                (.76)                (.73)
           --                   --(c)              (.01)                (.01)                (.04)
         (.02)                (.01)                (.04)                  --                   --
----------------     ----------------     ----------------     ----------------     ----------------
         (.63)                (.70)                (.76)                (.77)                (.77)
----------------     ----------------     ----------------     ----------------
   $     5.57           $     6.20           $     7.38           $     7.88           $     8.65
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
         (.25)%              (6.88)%               3.38%               (0.13)%              12.81%
   $1,323,184           $1,482,144           $1,750,618           $1,677,605           $1,730,473
   $1,433,298           $1,591,228           $1,746,123           $1,712,531           $1,635,480
          .88%                 .85%                 .80%                 .67%                 .69%
          .63%                 .60%                 .55%                 .52%                 .54%
        10.14%                9.95%                9.30%                9.04%                8.59%
           77%                  71%                  70%                 103%                 113%

    See Notes to Financial Statements                                     45

       Prudential High Yield Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                  ----------------
                                                                  Six Months Ended
                                                                   June 30, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $   5.56
                                                                  ----------------
Income from investment operations
Net investment income                                                      .23
Net realized and unrealized gain (loss) on investments                    (.44)
                                                                  ----------------
      Total from investment operations                                    (.21)
                                                                  ----------------
Less distributions
Dividends from net investment income                                      (.23)
Distributions in excess of net investment income                            --
Tax return of capital distributions                                         --
                                                                  ----------------
      Total distributions                                                 (.23)
                                                                  ----------------
Net asset value, end of period                                        $   5.12
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a)                                                          (4.17)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $714,973
Average net assets (000)                                              $800,252
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              1.41%(d)
   Expenses, excluding distribution and service (12b-1) fees               .66%(d)
   Net investment income                                                  8.42%(d)

------------------------------
(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Less than $.005 per share.
(d) Annualized.

    46                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                              Class B
----------------------------------------------------------------------------------------------------
                                      Year Ended December 31,
----------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------
    $   6.19            $     7.36           $     7.86           $     8.63           $     8.38
----------------     ----------------     ----------------     ----------------     ----------------
         .58(b)                .65(b)               .67                  .71                  .68
        (.61)                (1.16)                (.45)                (.76)                 .29
----------------     ----------------     ----------------     ----------------     ----------------
        (.03)                 (.51)                 .22                 (.05)                 .97
----------------     ----------------     ----------------     ----------------     ----------------
        (.58)                 (.65)                (.66)                (.71)                (.68)
          --                    --(c)              (.02)                (.01)                (.04)
        (.02)                 (.01)                (.04)                  --                   --
----------------     ----------------     ----------------     ----------------     ----------------
        (.60)                 (.66)                (.72)                (.72)                (.72)
----------------     ----------------     ----------------     ----------------     ----------------
    $   5.56            $     6.19           $     7.36           $     7.86           $     8.63
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        (.78)%               (7.28)%               2.86%                (.70)%              12.07%
    $801,358            $1,051,971           $1,867,620           $2,381,793           $2,640,491
    $965,014            $1,453,221           $2,180,904           $2,557,252           $2,589,122
        1.38%                 1.35%                1.30%                1.27%                1.29%
         .63%                  .60%                 .55%                 .52%                 .54%
        9.66%                 9.41%                8.78%                8.41%                7.99%

    See Notes to Financial Statements                                     47

       Prudential High Yield Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                  ----------------
                                                                  Six Months Ended
                                                                   June 30, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $   5.56
                                                                      --------
Income from investment operations
Net investment income                                                      .23
Net realized and unrealized gain (loss) on investments                    (.44)
                                                                      --------
      Total from investment operations                                    (.21)
                                                                      --------
Less distributions
Dividends from net investment income                                      (.23)
Distributions in excess of net investment income                            --
Tax return of capital distributions                                         --
                                                                      --------
      Total distributions                                                 (.23)
                                                                      --------
Net asset value, end of period                                        $   5.12
                                                                      --------
                                                                      --------
TOTAL RETURN(a)                                                          (4.17)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 74,233
Average net assets (000)                                              $ 75,386
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              1.41%(d)
   Expenses, excluding distribution and service (12b-1) fees               .66%(d)
   Net investment income                                                  8.45%(d)

------------------------------
(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Less than $.005 per share.
(d) Annualized.

    48                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                              Class C
----------------------------------------------------------------------------------------------------
                                      Year Ended December 31,
----------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------
    $   6.19             $   7.36             $   7.86             $   8.63             $   8.38
    --------             --------             --------             --------             --------
         .58(b)               .65(b)               .67                  .71                  .68
        (.61)               (1.16)                (.45)                (.76)                 .29
    --------             --------             --------             --------             --------
        (.03)                (.51)                 .22                 (.05)                 .97
    --------             --------             --------             --------             --------
        (.58)                (.65)                (.67)                (.71)                (.68)
          --                   --(c)              (.01)                (.01)                (.04)
        (.02)                (.01)                (.04)                  --                   --
    --------             --------             --------             --------             --------
        (.60)                (.66)                (.72)                (.72)                (.72)
    --------             --------             --------             --------             --------
    $   5.56             $   6.19             $   7.36             $   7.86             $   8.63
    --------             --------             --------             --------             --------
    --------             --------             --------             --------             --------
        (.78)%              (7.28)%               2.86%                (.70)%              12.07%
    $ 68,382             $ 67,890             $ 98,347             $ 83,687             $ 55,879
    $ 70,073             $ 82,438             $ 95,443             $ 67,296             $ 45,032
        1.38%                1.35%                1.30%                1.27%                1.29%
         .63%                 .60%                 .55%                 .52%                 .54%
        9.66%                9.44%                8.81%                8.49%                7.99%

    See Notes to Financial Statements                                     49

       Prudential High Yield Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                  ----------------
                                                                  Six Months Ended
                                                                   June 30, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $   5.58
                                                                      --------
Income from investment operations
Net investment income                                                      .25
Net realized and unrealized gain (loss) on investments                    (.44)
                                                                      --------
      Total from investment operations                                    (.19)
                                                                      --------
Less distributions
Dividends from net investment income                                      (.25)
Distributions in excess of net investment income                            --
Tax return of capital distributions                                         --
                                                                      --------
      Total distributions                                                 (.25)
                                                                      --------
Net asset value, end of period                                        $   5.14
                                                                      --------
                                                                      --------
TOTAL RETURN(a)                                                          (3.80)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 41,952
Average net assets (000)                                              $ 46,094
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees               .66%(c)
   Expenses, excluding distribution and service (12b-1) fees               .66%(c)
   Net investment income                                                  9.20%(c)

------------------------------
(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Annualized.

    50                                     See Notes to Financial Statements

       Prudential High Yield Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                              Class Z
----------------------------------------------------------------------------------------------------
                                      Year Ended December 31,
----------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------
    $   6.20             $   7.39             $   7.88             $   8.65             $   8.39
    --------             --------             --------             --------             --------
         .63(b)               .70(b)               .73                  .76                  .74
       .(.60)               (1.17)                (.44)                (.75)                 .30
    --------             --------             --------             --------             --------
         .03                 (.47)                 .29                  .01                 1.04
    --------             --------             --------             --------             --------
        (.63)                (.70)                (.73)                (.76)                (.74)
          --                 (.01)                (.01)                (.02)                (.04)
        (.02)                (.01)                (.04)                  --                   --
    --------             --------             --------             --------             --------
        (.65)                (.72)                (.78)                (.78)                (.78)
    --------             --------             --------             --------             --------
    $   5.58             $   6.20             $   7.39             $   7.88             $   8.65
    --------             --------             --------             --------             --------
    --------             --------             --------             --------             --------
         .19%               (6.58)%               3.79%                0.00%               12.96%
    $ 42,252             $ 37,288             $ 50,330             $ 65,068             $ 41,625
    $ 42,557             $ 43,997             $ 60,652             $ 57,453             $ 35,808
         .63%                 .60%                 .55%                 .52%                 .54%
         .63%                 .60%                 .55%                 .52%                 .54%
       10.41%               10.17%                9.53%                9.23%                8.74%

    See Notes to Financial Statements                                     51

Prudential High Yield Fund, Inc.

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual
Funds, you receive financial advice from a Prudential Securities Financial Advisor or
Pruco Securities registered representative.
Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS
RISK WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and
selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

                             www.prudential.com    (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
Marguerite E.H. Morrison, Assistant
Secretary

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Two Gateway Center
Newark, NJ 07102

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Fund Symbols    Nasdaq      CUSIP
------------    ------      -----
    Class A     PBHAX     74435F106
    Class B     PBHYX     74435F205
    Class C     PBHCX     74435F304
    Class Z     PHYZX     74435F403

The views expressed in this report and
information about the Fund's portfolio
holdings are for the period covered by
this report and are subject to change
thereafter.

The accompanying financial statements as of June 30, 2002, were not audited and, accordingly, no auditor's opinion is expressed on them.

PRUDENTIAL (LOGO)

Fund Symbols    Nasdaq      CUSIP
------------    ------      -----
    Class A     PBHAX     74435F106
    Class B     PBHYX     74435F205
    Class C     PBHCX     74435F304
    Class Z     PHYZX     74435F403

MF110E2    IFS-A073276

Mutual funds are not bank guaranteed or FDIC insured, and may lose value.